Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31, 2018	December 31, 2017	December 31, 2016
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$31,318	$38,163	$73,323
Valuation allowance	(31,318)	(38,163)	(73,323)
Net deferred tax assets	$-	$-	$-